Offerings	May 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	12,418,069
Proposed Maximum Offering Price per Unit	8.70
Maximum Aggregate Offering Price	$ 108,037,200.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,919.94
Offering Note	Represents up to 12,418,069 shares of Class A common stock, par value $0.0001 per share ("Common Stock"), of Bakkt, Inc. (the "Company") being offered for resale by the Selling Stockholders on the terms and conditions described in the prospectus that forms a part of the Company's registration statement on Form S-3 to which this exhibit relates. Estimated solely for the purpose of calculating the amount of registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per unit and proposed maximum aggregate offering price are based on the average of the high and low sales price of the Common Stock as reported on the New York Stock Exchange on May 7, 2026 of $8.70.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	8,592,571
Maximum Aggregate Offering Price	$ 0.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-288362
Carry Forward Initial Effective Date	Jul. 23, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 16,943.93
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, 8,592,571 shares of Common Stock registered hereunder are unsold securities (the "Unsold Securities") previously covered by the registrant's registration statement on Form S-3 (File No. 333-288362), which was initially filed with the Securities and Exchange Commission on June 27, 2025 and became effective on July 23, 2025 (the "Prior Registration Statement"), and are included in this registration statement. The registrant paid a filing fee relating to the Unsold Securities under the Prior Registration Statement, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.